UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period March 31, 2025 to January 31, 2026.

Date of Report (Date of earliest event reported):  February 10, 2025

Commission File Number of securitizer:  025-07366

Central Index Key Number of securitizer:  0002007648

Andrew Whelan (212) 607-8333
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  __________

Roc360 Real Estate Income Trust, Inc.[1]
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

1 Roc360 Real Estate Income Trust, Inc. (“Roc360”) is filing this Form ABS-15G in its capacity as sponsor of the Roc Mortgage Trust 2025-RTL1 transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate Roc360 Depositor I, LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Roc360’s capacity as sponsor, Roc360 is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Roc360 and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Roc360 may have acted as a securitizer.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Roc360 Real Estate Income Trust, Inc. has indicated by check mark that there is no activity for the initial period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 10, 2026	ROC360 REAL ESTATE INCOME TRUST, INC. (Securitizer)

	By:	/s/ Andrew Whelan
Name: Andrew Whelan
Title: President